Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [line items]
Inventories	¥ 1,652	¥ 1,760
Gross carrying amount [member]
Disclosure of inventories [line items]
Consumable spare parts and maintenance materials	1,559	1,613
Other supplies	173	219
Inventories	1,732	1,832
Accumulated impairment provision [member]
Disclosure of inventories [line items]
Inventories	¥ (80)	¥ (72)